UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3179


Signature, Place and Date of Signing:

/s/ Christine Chartouni        New York, New York              May 16, 2011
----------------------       -----------------------        -------------------
    [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $572,325
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number             Name

1.     028-11614                 Marathon Special Opportunity Master Fund, Ltd.

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                                                    FORM 13F INFORMATION TABLE
                                                 Marathon Asset Management, L.P.
                                                          March 31, 2011





COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                     VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED NONE
AMERICAN CAP LTD              COM             02503Y103   11,676   1,178,243  SH        SHARED        1        1,178,243
AMERICAN CAP LTD              COM             02503Y103   11,370   1,147,348  SH        SOLE          NONE     1,147,348
CAMECO CORP                   COM             13321L108    6,347     211,300  SH        SOLE          NONE       211,300
CAMECO CORP                   COM             13321L108   16,369     544,900      Call  SHARED        1          544,900
CAMECO CORP                   COM             13321L108   22,767     757,900      Call  SOLE          NONE       757,900
DORAL FINL CORP               COM NEW         25811P886    4,992   4,538,173  SH        SHARED        1        4,538,173
DORAL FINL CORP               COM NEW         25811P886    3,471   3,155,635  SH        SHARED        1        3,155,635
FAIRPOINT COMMUNICATIONS INC  COM NEW         305560302    9,979     591,551  SH        SHARED        1          591,551
FAIRPOINT COMMUNICATIONS INC  COM NEW         305560302   17,543   1,039,888  SH        SOLE          NONE     1,039,888
FAIRPOINT COMMUNICATIONS INC  COM NEW         305560302    1,853     109,836  SH        SOLE          NONE       109,836
ISHARES TR                    MSCI EMERG MKT  464287234    3,042      62,500      Call  SHARED        1           62,500
ISHARES TR                    MSCI EMERG MKT  464287234    3,042      62,500      Put   SHARED        1           62,500
ISTAR FINL INC                COM             45031U101   24,151   2,630,800      Call  SHARED        1        2,630,800
ISTAR FINL INC                COM             45031U101   27,177   2,960,500      Call  SOLE          NONE     2,960,500
NAVISTAR INTL CORP NEW        COM             63934E108   49,233     710,123  SH        SHARED        1          710,123
NAVISTAR INTL CORP NEW        COM             63934E108   44,421     640,721  SH        SOLE          NONE       640,721
NAVISTAR INTL CORP NEW        COM             63934E108   15,156     218,600      Put   SHARED        1          218,600
NAVISTAR INTL CORP NEW        COM             63934E108   11,003     158,700      Put   SOLE          NONE       158,700
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    4,043     100,000      Call  SHARED        1          100,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    4,043     100,000      Put   SHARED        1          100,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605      313      19,100  SH        SHARED        1           19,100
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605    3,770     230,000      Call  SHARED        1          230,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605    3,770     230,000      Put   SHARED        1          230,000
SPDR S&P 500 ETF TR           TR UNIT         78462F103    2,392      18,039  SH        SHARED        1           18,039
SPDR S&P 500 ETF TR           TR UNIT         78462F103  113,935     859,300      Put   SHARED        1          859,300
SPDR S&P 500 ETF TR           TR UNIT         78462F103  138,411   1,043,900      Put   SOLE          NONE     1,043,900
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888    2,131     117,000      Call  SHARED        1          117,000
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888    2,131     117,000      Put   SHARED        1          117,000
VALE S A                      ADR             91912E105    3,335     100,000      Call  SHARED        1          100,000
VALE S A                      ADR             91912E105    3,335     100,000      Put   SHARED        1          100,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100    1,651      37,060  SH        SHARED        1           37,060
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100    5,476     122,940  SH        SOLE          NONE       122,940








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